CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	$ 12,778,262	$ 7,633,776
Cost of revenue	(10,020,804)	(4,134,108)
Gross profit	2,757,458	3,499,668
Operating (Expenses) Income
General and administrative	(7,211,204)	(6,151,221)
Depreciation and amortization	(38,864)	(40,906)
Other operating income	490,300	133,519
Loss from foreign currency transactions	(166,174)	(121,909)
Total operating expenses	(6,925,942)	(6,180,517)
Loss from Operations	(4,168,484)	(2,680,849)
(Expense) Income
Interest expense, net	(449,566)	(853,983)
Other income		411,763
Total Other Expense	(449,566)	(442,220)
Loss Before Income Tax	(4,618,050)	(3,123,069)
Income Tax Benefit (Expense)	128,852	(69,245)
Net Loss	(4,489,198)	(3,192,314)
Other comprehensive income:
Foreign currency translation	230,081	2,129,081
Total Comprehensive Loss	(4,259,117)	(1,063,233)
Total Comprehensive Loss is attributable to:
Owners of Genius Group Ltd	(4,085,158)	(1,006,037)
Non controlling interest	(173,959)	(57,196)
Total Comprehensive Loss	$ (4,259,117)	$ (1,063,233)
Weighted-average number of shares outstanding, basic	16,155,812	16,155,812
Weighted-average number of shares outstanding, diluted	16,155,812	12,575,605
Basic earnings (loss) per share from continuing operations	$ (0.28)	$ (0.25)
Diluted earnings (loss) per share from continuing operations	$ (0.28)	$ (0.25)